Quarterly Report
October 31, 2021
MFS®  Emerging Markets
Equity Research Fund
EEM-Q1

Portfolio of Investments
10/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Alcoholic Beverages – 4.8%
China Resources Beer Holdings Co. Ltd.	6,000	$49,839
Jiangsu Yanghe Brewery JSC Ltd.	1,400	40,533
Kweichow Moutai Co. Ltd.	200	57,245
		$147,617
Automotive – 8.0%
BYD Co. Ltd.	1,500	$57,391
Maruti Suzuki India Ltd.	637	63,718
PT United Tractors Tbk	47,700	79,020
Zhengzhou Yutong Bus Co. Ltd., “A”	26,400	46,783
		$246,912
Biotechnology – 0.6%
Hugel, Inc. (a)	114	$17,731
Brokerage & Asset Managers – 3.7%
B3 S.A. - Brasil Bolsa Balcao	9,400	$19,837
Hong Kong Exchanges & Clearing Ltd.	900	54,620
Moscow Exchange MICEX-RTS PJSC	15,959	39,134
		$113,591
Business Services – 2.2%
Tata Consultancy Services Ltd.	1,529	$69,379
Chemicals – 2.1%
UPL Ltd.	6,569	$65,023
Computer Software – 5.3%
Kingsoft Corp. Ltd.	6,600	$28,297
Naver Corp.	196	68,605
NetEase.com, Inc., ADR	676	65,971
		$162,873
Computer Software - Systems – 6.2%
EPAM Systems, Inc. (a)	62	$41,741
Samsung Electronics Co. Ltd.	2,501	149,840
		$191,581
Construction – 3.0%
Gree Electric Appliances, Inc., “A”	10,800	$61,694
Techtronic Industries Co. Ltd.	1,500	30,866
		$92,560
Consumer Products – 1.3%
Amorepacific Corp.	265	$41,330
Consumer Services – 0.6%
Localiza Rent a Car S.A.	2,400	$19,264
Electrical Equipment – 1.3%
Advantech Co. Ltd.	3,000	$39,270

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 9.3%
E Ink Holdings, Inc.	10,000	$33,288
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	253,952
		$287,240
Energy - Independent – 2.6%
Reliance Industries Ltd.	2,359	$79,580
Energy - Integrated – 1.9%
Galp Energia SGPS S.A.	1,879	$19,532
LUKOIL PJSC, ADR	375	38,250
		$57,782
Food & Beverages – 3.1%
Gruma S.A.B. de C.V.	3,610	$42,390
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	7,900	53,293
		$95,683
Forest & Paper Products – 1.0%
Suzano S.A. (a)	3,400	$29,658
General Merchandise – 2.1%
BIM Birlesik Magazalar A.S.	4,366	$28,224
Wal-Mart de Mexico S.A.B. de C.V.	10,124	35,312
		$63,536
Insurance – 1.8%
AIA Group Ltd.	5,000	$56,455
Internet – 7.0%
Allegro.EU S.A. (a)	1,643	$18,581
Tencent Holdings Ltd.	3,200	198,676
		$217,257
Major Banks – 1.4%
SBI Cards & Payment Services Ltd. (a)	2,990	$42,236
Medical & Health Technology & Services – 0.3%
Burning Rock Biotech Ltd., ADR (a)	716	$10,088
Medical Equipment – 0.5%
Venus Medtech (HangZhou), Inc., “H” (a)	3,000	$13,991
Metals & Mining – 1.3%
Vale S.A., ADR	3,129	$39,832
Natural Gas - Distribution – 2.8%
China Resources Gas Group Ltd.	16,000	$86,135
Other Banks & Diversified Financials – 13.3%
Bank Central Asia Tbk PT	75,000	$39,571
Chailease Holding Co. Ltd.	7,200	69,284
Credicorp Ltd.	346	44,862
HDFC Bank Ltd.	2,935	62,270
Komercni Banka A.S. (a)	1,106	42,913
Kotak Mahindra Bank Ltd.	1,256	34,069
Sberbank of Russia PJSC	11,286	56,688
TCS Group Holding PLC	265	27,136

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Tisco Financial Group PCL	11,800	$32,805
		$409,598
Precious Metals & Minerals – 1.5%
Polymetal International PLC	2,542	$47,138
Real Estate – 1.3%
ESR Cayman Ltd. (a)	12,800	$41,673
Restaurants – 2.4%
Yum China Holdings, Inc.	1,275	$72,777
Specialty Chemicals – 0.3%
Asian Paints Ltd.	242	$10,019
Specialty Stores – 2.5%
Meituan, “B” (a)	2,200	$76,748
Telecommunications - Wireless – 1.5%
Advanced Info Service Public Co. Ltd.	8,200	$46,705
Telephone Services – 1.8%
Hellenic Telecommunications Organization S.A.	3,161	$55,908
Utilities - Electric Power – 0.8%
Energisa S.A., IEU	3,400	$23,868
Total Common Stocks		$3,071,038
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.04% (v)	39,378	$39,378

Other Assets, Less Liabilities – (0.9)%		(28,062)
Net Assets – 100.0%		$3,082,354
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,378 and $3,071,038, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$195,619	$723,842	$—	$919,461
India	113,467	312,827	—	426,294
Taiwan	—	395,794	—	395,794
South Korea	—	277,506	—	277,506
Russia	112,524	95,822	—	208,346
Hong Kong	87,321	96,293	—	183,614
Brazil	132,459	—	—	132,459
Indonesia	39,571	79,020	—	118,591
Thailand	—	79,510	—	79,510
Other Countries	329,463	—	—	329,463
Mutual Funds	39,378	—	—	39,378
Total	$1,049,802	$2,060,614	$—	$3,110,416
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,408	$903,269	$931,299	$—	$—	$39,378
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2021, are as follows:
China	29.8%
India	13.8%
Taiwan	12.8%
South Korea	9.0%
Russia	6.8%
Hong Kong	6.0%
Brazil	4.3%
Indonesia	3.8%
Thailand	2.6%
Other Countries	11.1%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.